Schedule of Antidilutive Securities Earnings Per Share (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	36,613	29,628	31,587	22,638
Convertible Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	29,509	24,511	26,560	22,460
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total potential common stock excluded from net loss per share	7,104	5,117	5,027	178